Stock-based compensation	12 Months Ended
Mar. 31, 2018
Stock-based compensation

22. Stock-based compensation

Stock options

MHFG, MHBK, MHTB and MHSC have stock options, in the form of stock acquisition rights, for directors (excluding the outside directors) and executive officers of the respective companies (hereinafter referred to collectively as the “Directors”).

In this plan (“MHFG Stock Plan”), 1,000 shares of MHFG common stock shall be issued or transferred upon exercise of each of the stock acquisition rights. The exercise price is 1 yen per share. The contractual term of the stock acquisition rights is 20 years. A holder may exercise the stock acquisition rights only after the date on which such holder loses the status as a Director of MHFG, MHBK, MHTB or MHSC.

The following is a roll-forward of MHFG Stock Plan for the fiscal year ended March 31, 2018:

	Number of shares	Weighted-average exercise price	Weighted-average remaining contractual term	Aggregate intrinsic value
		(in yen)	(in years)	(in millions of yen)
Outstanding at beginning of fiscal year	10,819,000	1
Exercised during fiscal year	3,603,000	1

Outstanding at end of fiscal year	7,216,000	1	15.36	1,374

Exercisable at end of fiscal year	—	—	—	—

There were no non-vested stock options remaining as of March 31, 2018.

In May, 2015, MHFG discontinued the stock option program. Thereafter, MHFG has not issued any new stock options.

Performance-based stock compensation

MHFG, MHBK, MHTB and MHSC introduced a new performance-based stock compensation program for Directors on May, 2015 using a trust. The program utilizes the Board Benefit Trust framework. The performance-based stock compensation is paid in the form of shares of common stock of MHFG acquired from the stock market through a trust with the aim of aligning the officers’ interests with those of the shareholders and increasing the incentive to enhance corporate value. The payment thereof is a reflection of each officer’s performance. The entire amount of the payment in respect of the performance-based stock compensation is deferred over three years and the deferred portion is subject to reduction or forfeiture depending on certain factors, including the performance of the MHFG group or the relevant Directors.

The following table presents activities related to the performance-based stock compensation for the fiscal year ended March 31, 2018:

	Number of shares	Weighted-average grant-date fair value
		(per share in yen)
Outstanding as of March 31, 2017	9,000,000	158.68
Granted during fiscal year	8,130,000	196.94
Vested during fiscal year	3,810,594	158.68
Forfeited during fiscal year	—	—
Outstanding as of March 31, 2018	13,319,406	182.04

The weighted average grant date fair value of the performance-based stock compensation for the fiscal years ended March 31, 2017 and 2018 were ¥158.68 and ¥196.94, respectively.

The total fair value of the performance-based stock compensation that vested for the fiscal year ended March 31, 2018 was ¥782 million. There was no performance-based stock compensation that vested prior to the fiscal year ended March 31, 2018.

The shares of MHFG common stock were acquired from the stock market by the trustee by using the money entrusted to the Compensation Committee. The total amount of the common stock was ¥2,425 million.

The compensation cost with regard to the performance-based stock compensation is determined based upon the fair value of shares of MHFG common stock as of grant date and is recognized over three year deferral period on a straight-line basis. The compensation cost recognized in this performance-based stock compensation program for the fiscal years ended March 31, 2017 and 2018 were ¥354 million and ¥868 million, respectively.

As of the fiscal year ended March 31, 2018, the total compensation cost related to non-vested awards not yet recognized is ¥1,806 million, and this cost will be recognized over 1.92 years.